PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Target
Retirement 2035 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 31.5%
90,132  iShares Core S&P Mid-
Cap ETF
$ 5,197,011
4.0
36,226  iShares Core S&P
Small-Cap ETF
3,888,861
3.0
119,437  iShares Core U.S.
Aggregate Bond ETF
11,627,192
9.0
110,569  SPDR Portfolio High
Yield Bond ETF
2,579,575
2.0
278,829  Vanguard FTSE
Developed Markets
ETF
13,573,396
10.5
31,512  Vanguard FTSE
Emerging Markets ETF
1,292,622
1.0
44,125  Vanguard Long-Term
Treasury ETF
2,596,315
2.0
Total Exchange-Traded
Funds
(Cost $38,768,169)
40,754,972
31.5
MUTUAL FUNDS : 68.5%
Affiliated Investment Companies : 25.0%
2,249,196  Voya Intermediate
Bond Fund - Class R6
19,410,557
15.0
512,759  Voya Multi-Manager
International Equity
Fund - Class I
5,163,480
4.0
557,715  Voya Multi-Manager
International Factors
Fund - Class I
5,164,438
4.0
240,246  Voya VACS Series
EME Fund
2,585,048
2.0
32,323,523
25.0
Unaffiliated Investment Companies : 43.5%
1,011,495  TIAA-CREF S&P
500 Index Fund
- Institutional Class
56,380,745
43.5
Total Mutual Funds
(Cost $78,263,278)
88,704,268
68.5
Total Long-Term
Investments
(Cost $117,031,447)
129,459,240
100.0
Total Investments in
Securities
(Cost $117,031,447) $ 129,459,240 100.0
Assets in Excess of
Other Liabilities 49,712 0.0
Net Assets $ 129,508,952 100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2035 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 40,754,972 $ — $ — $ 40,754,972
Mutual Funds 88,704,268 — — 88,704,268
Total Investments, at fair value $ 129,459,240 $ — $ — $ 129,459,240
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 13,963,922 $ 15,294,802 $ (9,946,996) $ 98,829 $ 19,410,557 $ 568,703 $ (259,939) $ —
Voya Multi-Manager International
Equity Fund - Class I
3,917,518 3,925,935 (2,934,953) 254,980 5,163,480 93,409 86,662 —
Voya Multi-Manager International
Factors Fund - Class I
3,918,332 4,064,886 (2,980,259) 161,479 5,164,438 205,817 187,080 —
Voya VACS Series EME Fund
— 4,882,539 (2,400,937) 103,446 2,585,048 49,325 81,238 15,721
$ 21,799,772 $ 28,168,162 $ (18,263,145) $ 618,734 $ 32,323,523 $ 917,254 $ 95,041 $ 15,721
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 12,525,866
Gross Unrealized Depreciation (98,073)
Net Unrealized Appreciation $ 12,427,793